Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 33,272	$ 27,731
Less: Accumulated depreciation	(1,407)	(1,202)
Property, plant and equipment, net	31,865	26,529
Finance lease right-of-use assets	1,233
Less: Accumulated amortization	(67)
Finance lease-right-of-use assets, net	1,166
Total property, plant and equipment, net	33,031	26,529	[1]
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	707	707
Land improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	403	403
Building improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	2,553
Lab equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	3,011	500
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	346	346
Computer equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	13
Construction in progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 26,239	$ 25,775

[1]	Recast